COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of common stock issuances

	December 31, 2022
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	44	$73.45

Shares issued under the employee stock gift program	2	78.23
Shares issued under the director retainer stock program	4	79.98
Shares issued under the bonus plan	755	82.73
Shares issued under the executive stock match plan	62	82.87
Forfeitures	(17)
Total shares issued under stock grant programs	806	$82.71

Shares issued under the deferred compensation plans	113	$81.86

	December 25, 2021
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	33	$75.18

Shares issued under the employee stock gift program	2	78.37
Shares issued under the director retainer stock program	5	72.66
Shares issued under the bonus plan	487	59.56
Shares issued under the executive stock grants plan	77	60.24
Forfeitures	(24)
Total shares issued under stock grant programs	547	$59.84

Shares issued under the deferred compensation plans	117	$64.14

Nonvested Restricted Shares Activity

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 28, 2019	1,202,895	$29.68	$7.9	0.86 years
Granted	348,016	47.60
Vested	(177,790)	22.69
Forfeited	(9,327)	33.46
Nonvested at December 26, 2020	1,363,794	$35.14	$6.3	0.62 years
Granted	560,516	60.24
Vested	(274,271)	26.50
Forfeited	(23,007)	39.68
Nonvested at December 25, 2021	1,627,032	$45.23	$6.6	0.43 years
Granted	815,874	79.97
Vested	(286,661)	34.00
Forfeited	(17,990)	54.07
Nonvested at December 31, 2022	2,138,255	$58.70	$51.4	3.74 years